Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] White River Holdings Corp [Member]	Preferred Stock [Member]	Common Stock [Member] White River Holdings Corp [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] White River Holdings Corp [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] White River Holdings Corp [Member]	Retained Earnings [Member]	White River Holdings Corp [Member]	Total
Beginning balance at Mar. 31, 2020			$ 60		$ 1,459,797				$ 1,459,857
Beginning balance, shares at Mar. 31, 2020			60,000,000
Cost allocations from Ecoark Holdings					865,934				865,934
Net income (loss)							(9,756,222)		(9,756,222)
Ending balance at Mar. 31, 2021			$ 60	$ 700	2,325,731	$ 2,325,091	(9,756,222)	$ (9,756,222)	(7,430,431)	$ (7,430,431)
Ending balance, shares at Mar. 31, 2021			60,000,000	7,000,000
Cost allocations from Ecoark Holdings						(974,485)				(974,485)
Net income (loss)								1,017,766		1,017,766
Ending balance at Jun. 30, 2021				$ 700		1,350,606		(8,738,456)		(7,387,150)
Ending balance, shares at Jun. 30, 2021				7,000,000
Beginning balance at Mar. 31, 2021			$ 60	$ 700	2,325,731	2,325,091	(9,756,222)	(9,756,222)	(7,430,431)	(7,430,431)
Beginning balance, shares at Mar. 31, 2021			60,000,000	7,000,000
Net income (loss)										(1,614,703)
Ending balance at Sep. 30, 2021				$ 840		3,025,948		(11,370,925)		(8,344,137)
Ending balance, shares at Sep. 30, 2021				8,400,000
Beginning balance at Mar. 31, 2021			$ 60	$ 700	2,325,731	2,325,091	(9,756,222)	(9,756,222)	(7,430,431)	(7,430,431)
Beginning balance, shares at Mar. 31, 2021			60,000,000	7,000,000
Cost allocations from Ecoark Holdings					(1,733,784)				(1,733,784)
Net income (loss)							(6,922,753)		(6,922,753)
Ending balance at Mar. 31, 2022			$ 60	$ 840	591,947	591,167	(16,678,975)	(16,678,975)	(16,086,968)	(16,086,968)
Ending balance, shares at Mar. 31, 2022			60,000,000	8,400,000
Beginning balance at Jun. 30, 2021				$ 700		1,350,606		(8,738,456)		(7,387,150)
Beginning balance, shares at Jun. 30, 2021				7,000,000
Cost allocations from Ecoark Holdings						1,675,482				1,675,482
Net income (loss)								(2,632,469)		(2,632,469)
Common shares issued in exercise of warrants				140		(140)
Common shares issued in exercise of warrants, shares				1,400,000
Ending balance at Sep. 30, 2021				$ 840		3,025,948		(11,370,925)		(8,344,137)
Ending balance, shares at Sep. 30, 2021				8,400,000
Beginning balance at Mar. 31, 2022			$ 60	$ 840	591,947	591,167	(16,678,975)	(16,678,975)	(16,086,968)	(16,086,968)
Beginning balance, shares at Mar. 31, 2022			60,000,000	8,400,000
Net income (loss)								(1,986,544)		(1,986,544)
Ending balance at Jun. 30, 2022				$ 840		591,167		(18,665,519)		(18,073,512)
Ending balance, shares at Jun. 30, 2022				8,400,000
Beginning balance at Mar. 31, 2022			$ 60	$ 840	$ 591,947	591,167	$ (16,678,975)	(16,678,975)	$ (16,086,968)	(16,086,968)
Beginning balance, shares at Mar. 31, 2022			60,000,000	8,400,000
Net income (loss)										(13,135,416)
Ending balance at Sep. 30, 2022		$ 1		$ 840		37,076,394		(29,814,391)		7,262,844
Ending balance, shares at Sep. 30, 2022		1,200		8,400,000
Beginning balance at Jun. 30, 2022				$ 840		591,167		(18,665,519)		(18,073,512)
Beginning balance, shares at Jun. 30, 2022				8,400,000
Net income (loss)										(11,148,872)
Net loss for the period July 1, 2022 through July 25, 2022								(2,608,986)		(2,608,986)
To reflect the reverse merger of White River Holdings Corp.		$ 1				32,827,292				32,827,293
Stock issued during period, shares, reverse stock splits, shares		1,200
To record contribution of capital by Ecoark Holdings Inc.						3,000,000				3,000,000
Stock-based compensation						657,935				657,935
Net loss for the period								(8,539,886)		(8,539,886)
Ending balance at Sep. 30, 2022		$ 1		$ 840		$ 37,076,394		$ (29,814,391)		$ 7,262,844
Ending balance, shares at Sep. 30, 2022		1,200		8,400,000